Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	1.91947%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$998,434.75

Principal:
Principal Collections	$12,171,832.36
Prepayments in Full	$5,630,508.60
Liquidation Proceeds	$171,292.31
Recoveries	$32,547.23
Sub Total	$18,006,180.50
Collections	$19,004,615.25

Purchase Amounts:
Purchase Amounts Related to Principal	$247,503.01
Purchase Amounts Related to Interest	$1,063.17
Sub Total	$248,566.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,253,181.43

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,253,181.43
Servicing Fee	$291,785.23	$291,785.23	$0.00	$0.00	$18,961,396.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,961,396.20
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,961,396.20
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,961,396.20
Interest - Class A-3 Notes	$175,574.28	$175,574.28	$0.00	$0.00	$18,785,821.92
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$18,632,527.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,632,527.92
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$18,579,648.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,579,648.17
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$18,540,022.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,540,022.84
Regular Principal Payment	$17,284,490.44	$17,284,490.44	$0.00	$0.00	$1,255,532.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,255,532.40
Residual Released to Depositor	$0.00	$1,255,532.40	$0.00	$0.00	$0.00
Total		$19,253,181.43

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,284,490.44
Total					$17,284,490.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,284,490.44	$57.61	$175,574.28	$0.59	$17,460,064.72	$58.20
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$17,284,490.44	$16.43	$421,373.36	$0.40	$17,705,863.80	$16.83

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$149,424,922.52	0.4980831	$132,140,432.08	0.4404681
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$307,754,922.52	0.2925066	$290,470,432.08	0.2760785

Pool Information
Weighted Average APR	3.172%	3.173%
Weighted Average Remaining Term	33.79	32.99
Number of Receivables Outstanding	25,134	24,505
Pool Balance	$350,142,273.46	$331,635,830.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$328,797,477.51	$311,512,987.07
Pool Factor	0.3114259	0.2949657

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$20,122,843.08
Targeted Overcollateralization Amount	$41,165,398.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,165,398.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	29
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$285,307.03
(Recoveries)		79	$32,547.23
Net Loss for Current Collection Period			$252,759.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8663%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8440%
Second Prior Collection Period			1.3988%
Prior Collection Period			1.3271%
Current Collection Period			0.8898%
Four Month Average (Current and Prior Three Collection Periods)			1.1149%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,529	$8,741,083.66
(Cumulative Recoveries)			$908,978.90
Cumulative Net Loss for All Collection Periods			$7,832,104.76
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6966%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,456.34
Average Net Loss for Receivables that have experienced a Realized Loss			$3,096.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.69%	336	$5,620,261.67
61-90 Days Delinquent	0.20%	36	$673,287.98
91-120 Days Delinquent	0.12%	15	$393,793.85
Over 120 Days Delinquent	0.12%	23	$404,261.56
Total Delinquent Receivables	2.14%	410	$7,091,605.06

Repossession Inventory:
Repossessed in the Current Collection Period		22	$412,461.96
Total Repossessed Inventory		37	$703,470.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2832%
Prior Collection Period			0.2944%
Current Collection Period			0.3020%
Three Month Average			0.2932%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4437%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer